Intangible Assets Other than Goodwill (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Intangible Assets [Abstract]
Summary of Intangible Assets Other than Goodwill

The following table presents intangible assets other than Goodwill as of December 31, 2019 and 2018:

Intangible Assets, Gross	12-31-2019 ThUS$	12-31-2018 ThUS$
Intangible Assets, Gross	10,206,444	10,257,585
Easements and water rights	47,752	61,445
Concessions	9,787,352	9,917,051
Development costs	14,494	13,928
Patents, registered trademarks and other rights	46,644	28,947
Computer software	308,436	234,419
Other identifiable intangible assets	1,766	1,795

Intangible Assets, Amortization and Impairment	12-31-2019 ThUS$	12-31-2018 ThUS$
Accumulated Amortization and Impairment, Total	(4,678,465)	(4,430,296)
Easements and water rights	(16,265)	(18,210)
Concessions	(4,505,624)	(4,279,664)
Development costs	(9,948)	(9,673)
Patents, registered trademarks and other rights	(21,154)	(14,829)
Computer software	(123,906)	(106,201)
Other identifiable intangible assets	(1,568)	(1,719)

Intangible Assets, Net	12-31-2019 ThUS$	12-31-2018 ThUS$
Intangible Assets, Net	5,527,879	5,827,289
Easements and water rights	31,487	43,235
Concessions, Net(1) (*)	5,281,728	5,637,387
Development costs	4,546	4,255
Patents, registered trademarks and other rights	25,490	14,118
Computer software	184,430	128,218
Other identifiable intangible assets	198	76

The detail of concessions is the following:

9
Concession Holder	12-31-2019 ThUS$	12-31-2018 ThUS$
Enel Distribución Río S.A. (ex Ampla)	688,901	716,210
Enel Distribución Ceará S.A. (ex Coelce)	543,441	586,767
Enel Distribución Goias S.A.	1,457,864	1,500,934
Enel Distribución Sao Paulo S.A.	2,591,522	2,833,476
TOTAL	5,281,728	5,637,387

(*)See Note 3.d.1.

Summary of Reconciliations of the Carrying Amounts of Intangible Assets

The reconciliations of the carrying amounts of intangible assets during the years ended December 31, 2019 and 2018 are as follows:

				Patents, Registered
	Development			Trademarks and	Computer	Other Identifiable	Intangible Assets,
	Costs	Easements	Concessions	Other Rights	Software	Intangible Assets	Net
Changes in Intangible Assets	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

Opening balance as of January 1, 2019	4,255	43,235	5,637,387	14,118	128,218	76	5,827,289
Changes in identifiable intangible assets:							—
Increases other than from business combinations	13	178	601,792	1,042	83,051		686,076
Increase (decrease) from foreign currency translation differences, net	38	(187)	(202,951)	(85)	(8,651)		(211,836)
Amortization	(387)	(1,181)	(437,962)	(3,486)	(22,429)	(62)	(465,507)
Increases (decreases) from transfers and other changes	—	1,804	—	(5,040)	3,236	—	—
Increases (decreases) from transfers	—	1,804	—	(5,040)	3,236		—
Disposals and removal from service	—	—	(15,675)	—	—	—	(15,675)
Removals from service	—	—	(15,675)	—			(15,675)
Argentine hyperinflationary economy	—	—	—	—	7,391		7,391
Other increases (decreases)	627	(12,362)	(300,863)	18,941	(6,386)	184	(299,859)
Total changes in identifiable intangible assets	291	(11,748)	(355,659)	11,372	56,212	122	(299,410)

Closing balance as of December 31, 2019	4,546	31,487	5,281,728	25,490	184,430	198	5,527,879

				Patents, Registered
	Development			Trademarks and	Computer	Other Identifiable	Intangible Assets,
	Costs	Easements	Concessions	Other Rights	Software	Intangible Assets	Net
Changes in Intangible Assets	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

Opening balance as of January 1, 2018	2,056	42,482	3,533,935	25,253	73,299	5,454	3,682,479
Changes in identifiable intangible assets:							—
Increases other than from business combinations	(23)	6,828	523,510	6,236	56,825		593,376
Acquisitions made through business combinations	—	—	2,914,866	—	—	—	2,914,866
Increase (decrease) from foreign currency translation differences, net	(275)	(5,172)	(840,315)	(1,132)	(20,753)	(7)	(867,654)
Amortization	(524)	(1,653)	(349,932)	(1,995)	(12,865)	(28)	(366,997)
Increases (decreases) from transfers and other changes	—	1,647	(1,506)	40	5,162	(5,343)	—
Increases (decreases) from transfers		1,647	(1,506)	40	5,162	(5,343)	—
Disposals and removal from service	—	—	(34,273)	—	—	—	(34,273)
Disposals	—	—	—	—	—	—	—
Removals from service	—	—	(34,273)				(34,273)
Argentine hyperinflationary economy					12,155		12,155
Other increases (decreases)	3,021	(897)	(108,898)	(14,284)	14,395		(106,663)
Total changes in identifiable intangible assets	2,199	753	2,103,452	(11,135)	54,919	(5,378)	2,144,810

Closing balance as of December 31, 2018	4,255	43,235	5,637,387	14,118	128,218	76	5,827,289